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                       PORTFOLIO SELECT VARIABLE ANNUITY

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY

                         Supplement Dated May 30, 2001
                                    to the
                         Prospectus Dated May 1, 2001



First Union Brokerage Services, Inc. is now known as First Union Securities, Inc. Therefore, all references to First Union Brokerage Services, Inc. in your prospectus should be read accordingly.


                This Prospectus Supplement must be accompanied
                           by the Prospectus for the
              PORTFOLIO SELECT VARIABLE ANNUITY dated May 1, 2001